UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                                                    OMB APPROVAL
                                                          OMB Number:  3235-2456
                                                        Expires: August 31, 2004
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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


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1)   Name and address of issuer:
                        Professionally Managed Portfolios
                        615 E. Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

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2) The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Leonetti Balanced Fund

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3)   Investment Company Act File Number:        811-05037

     Securities Act File Number:                033-12213

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4)   (a). Last day of fiscal year for which this Form is filed: June 30, 2003

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

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               Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2393 (4-01)
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5)   Calculation of registration fee:


     (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year
          pursuant to section 24(f):                                  $2,502,785


     (ii) Aggregate  price of  securities  redeemed  or  repurchased  during the
          fiscal year:                   $ 4,440,766


     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the
          Commission:                    $ 717,135

     (iv) Total available redemption credits [add items 5(ii) and
         5(iii)]:                                                    $ 5,157,901


     (v)  Net sales - if Item 5(i) is  greater  than Item 5(iv)  [subtract  Item
          5(iv) from Item 5(i)]:                                     $


     (vii) Multiplier for determining registration fee (See Instruction C.9):
                                                                 X     0.0000809

     (viii) Registration  fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
          if no fee is due):                                     =       $  0.00

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6)   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: ________.


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7) Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

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8)   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                         =    $   0.00
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9) Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                        [  ]             Wire Transfer


                        [  ]             Mail or other means
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.


By (signature and Title)*  /s/  James A. Zawada, Assistant Treasurer
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                                James A. Zawada, Assistant Treasurer
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Date     9/9/03
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               *Please print the name and title of the signing officer below the signature.